CONCENTRATIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Risks and Uncertainties [Abstract]
CONCENTRATIONS

NOTE 8 – CONCENTRATIONS

The Company has only two contracts, one with the University of Miami and one with Cornell University as of September 30, 2025 and December 31, 2024 on which its business is based.

NOTE 9 – CONCENTRATIONS

The Company has only two contracts, one with the University of Miami and one with Cornell University as of December 31, 2024 and 2023, respectively, on which its business is based.